JPMorgan U.S. Sustainable Leaders Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Automobile Components — 0.7%
Aptiv plc *	12	1,226
Automobiles — 1.0%
Tesla, Inc. *	7	1,740
Banks — 2.7%
Bank of America Corp.	99	2,696
Citigroup, Inc.	26	1,059
Fifth Third Bancorp	29	745
		4,500
Biotechnology — 2.8%
Amgen, Inc.	5	1,328
Regeneron Pharmaceuticals, Inc. *	2	1,921
Vertex Pharmaceuticals, Inc. *	4	1,430
		4,679
Broadline Retail — 3.4%
Amazon.com, Inc. *	45	5,683
Building Products — 1.5%
Carrier Global Corp.	13	694
Trane Technologies plc	9	1,856
		2,550
Capital Markets — 4.8%
Charles Schwab Corp. (The)	25	1,343
CME Group, Inc.	13	2,612
Morgan Stanley	23	1,893
S&P Global, Inc.	6	2,343
		8,191
Chemicals — 2.1%
Ecolab, Inc.	7	1,246
Linde plc	6	2,233
		3,479
Commercial Services & Supplies — 1.1%
Waste Management, Inc.	12	1,822
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	8	4,382
Target Corp.	5	614
		4,996
Containers & Packaging — 0.4%
Ball Corp.	14	684
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	40	1,305
Electric Utilities — 3.1%
NextEra Energy, Inc.	39	2,247

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
PG&E Corp. *	96	1,551
Xcel Energy, Inc.	24	1,381
		5,179
Electrical Equipment — 1.7%
Eaton Corp. plc	13	2,820
Energy Equipment & Services — 1.9%
Baker Hughes Co.	89	3,146
Entertainment — 1.1%
Netflix, Inc. *	2	1,003
Walt Disney Co. (The) *	11	866
		1,869
Financial Services — 3.7%
Mastercard, Inc., Class A	16	6,328
Food Products — 0.7%
General Mills, Inc.	20	1,263
Ground Transportation — 1.2%
Union Pacific Corp.	10	1,962
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. *	60	3,153
Hologic, Inc. *	21	1,452
		4,605
Health Care Providers & Services — 3.6%
Elevance Health, Inc.	3	1,524
UnitedHealth Group, Inc.	9	4,491
		6,015
Industrial REITs — 1.6%
Prologis, Inc.	24	2,649
Insurance — 3.7%
Marsh & McLennan Cos., Inc.	8	1,522
MetLife, Inc.	21	1,316
Progressive Corp. (The)	19	2,678
Travelers Cos., Inc. (The)	5	798
		6,314
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A *	61	8,021
IT Services — 0.9%
Accenture plc, Class A	5	1,598
Life Sciences Tools & Services — 3.3%
Agilent Technologies, Inc.	4	462
IQVIA Holdings, Inc. *	12	2,331
Thermo Fisher Scientific, Inc.	6	2,855
		5,648

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 2.1%
Deere & Co.	5	1,761
Ingersoll Rand, Inc.	28	1,826
		3,587
Media — 0.7%
Charter Communications, Inc., Class A *	3	1,233
Metals & Mining — 0.2%
Alcoa Corp.	13	384
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	5	726
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	36	2,079
Eli Lilly & Co.	3	1,379
Merck & Co., Inc.	23	2,394
		5,852
Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc. *	14	1,497
Lam Research Corp.	2	1,031
NVIDIA Corp.	12	5,232
NXP Semiconductors NV (China)	9	1,788
SolarEdge Technologies, Inc. *	3	377
Texas Instruments, Inc.	13	2,002
		11,927
Software — 13.2%
Adobe, Inc. *	1	505
Autodesk, Inc. *	4	835
Cadence Design Systems, Inc. *	8	1,937
Intuit, Inc.	4	2,174
Microsoft Corp.	42	13,248
Oracle Corp.	19	1,990
Palo Alto Networks, Inc. *	5	1,100
Workday, Inc., Class A *	3	591
		22,380
Specialized REITs — 1.1%
Equinix, Inc.	2	1,021
Weyerhaeuser Co.	29	898
		1,919
Specialty Retail — 4.3%
Best Buy Co., Inc.	14	965
Lowe's Cos., Inc.	12	2,609
TJX Cos., Inc. (The)	34	2,992
Tractor Supply Co.	4	739
		7,305

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	61	10,548
Seagate Technology Holdings plc	17	1,115
		11,663
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	2	791
Total Common Stocks (Cost $137,554)		166,039
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $2,826)	2,825	2,826
Total Investments — 99.9% (Cost $140,380)		168,865
Other Assets Less Liabilities — 0.1%		209
NET ASSETS — 100.0%		169,074

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini ESG Equity Index	14	12/15/2023	USD	2,684	(103)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$168,865	$—	$—	$168,865
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(103)	$—	$—	$(103)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$1,493	$4,714	$3,381	$— (c)	$— (c)	$2,826	2,825	$34	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.
(c)	Amount rounds to less than one thousand.